ACQUISITION AND DISPOSITIONS	12 Months Ended
Dec. 29, 2012
ACQUISITION AND DISPOSITIONS

NOTE Q – ACQUISITION AND DISPOSITIONS

During the fourth quarter of 2012, the Company sold its operations in Hungary and entered into a license agreement with the buyers. The impact of this disposition is not significant to the Company’s results of operations, financial position or cash flows for any period presented.

On February 25, 2011, the Company acquired all of the shares of Svanströms Gruppen (Frans Svanströms & Co AB), a supplier of office products and services headquartered in Stockholm, Sweden to complement the Company’s existing business in that region. As part of this all-cash transaction, the Company recognized approximately $46 million of non-deductible goodwill, primarily attributable to anticipated synergies, $20 million of definite-lived intangible assets for customer relationships and proprietary names, as well as net working capital and property and equipment. The definite-lived intangible assets had a weighted average life of 6.9 years at the acquisition date. Operations have been included in the International Division results since the date of acquisition. Supplemental pro forma information as if the entities were combined at earlier periods is not provided based on materiality considerations. As discussed in Note D, the definite-lived intangible assets were impaired in the third quarter of 2012.

In December 2010, the Company sold the stock of its operating entities in Israel and Japan and entered into licensing agreements with the respective buyers of those companies. A loss on disposition of approximately $11 million was reflected in the operating income of the International Division and included in Operating and selling expenses in the Consolidated Statement of Operations. Additionally in December 2010, the Company entered into an amended shareholders’ agreement related to its joint venture in India such that financial and operating policies are shared and equity capital balances are equal. The revenues and expenses of these entities were included through the date of sale or deconsolidation in the Consolidated Statement of Operations and the assets and liabilities of each of these entities were removed from the year end 2010 Consolidated Balance Sheet. The investment in India is accounted for under the equity method, with the Company’s share of results being presented in Miscellaneous income, net.